One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 constellationinsurance.com

May 6, 2026

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:

AuguStar Variable Insurance Products Fund, Inc.

1933 Registration No. 2-67464

1940 Act File No. 811-3015

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), AuguStar Variable Insurance Products Fund, Inc. (the “Registrant”) hereby certifies that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act in connection with Post-Effective Amendment No. 116 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed electronically on April 29, 2026 pursuant to Rule 485(b) and automatically became effective on May 1, 2026 (SEC Accession No. 0001398344-26-007587). The definitive Prospectus and Statement of Additional Information are dated May 1, 2026.

Very truly yours,

/s/ Zachary M. Pasker

Zachary M. Pasker, Assistant Secretary